Consolidated Statements Of Financial Position - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Accounts receivable	$ 77,350,250	$ 346,379,574
Prepayments, deposits and other receivables	24,872,391	36,440,972
Due from immediate holding company	6,477,266,499	2,921,838,772
Financial assets at fair value through profit or loss	62,519,937	1,572,697,716
Stock loan	878,483,400	1,200,980,200
Derivative financial asset	1,023,902,566	1,165,220,000
Other assets	197,309,175	245,502,780
Cash and bank balances	453,966,764	766,430,471
Total current assets	8,317,187,582	8,255,490,485
Non-current assets
Property, plant and equipment	111,357	30,997
Intangible assets	15,171,170	15,171,170
Financial assets at fair value through profit or loss	1,315,336,778
Stock loan	878,483,400
Total non-current assets	2,209,102,705	15,202,167
Total assets	10,526,290,287	8,270,692,652
Current liabilities
Accounts payable	201,986,202	492,039,336
Margin loans payable		317,722,438
Bank borrowings	232,280,000
Other payables and accruals	128,325,893	178,017,594
Tax payable	123,289,855	94,695,263
Total current liabilities	685,881,950	1,082,474,631
Non-current liabilities
Deferred tax liabilities		242,913,577
Derivative financial liability	12,954,313	20,813,810
Convertible bond	103,278,429	95,995,690
Total non-current liabilities	116,232,742	359,723,077
Total liabilities	802,114,692	1,442,197,708
Equity
Capital reserve	4,551,187,228	4,551,187,228
Exchange reserve	1,022,840
Retained profits	3,337,088,284	2,277,115,014
Total equity attributable to ordinary shareholders of the Company	7,889,491,054	6,828,494,944
Perpetual securities	1,834,684,541
Total equity	9,724,175,595	6,828,494,944
Total liabilities and equity	10,526,290,287	8,270,692,652
Class A ordinary shares [Member]
Equity
Share capital	48,838	32,162
Class B Ordinary Shares [Member]
Equity
Share capital	$ 143,864	$ 160,540